Trade receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
Trade receivables and contract assets
Trade receivables and contract assets are non-interest bearing and generally have 30-90 day payment terms.

	At December 31,
	2016	2017	2018
	(in thousands)
Trade receivables	$14,427	$18,754	$16,758
Contract assets	1,612	3,112	2,707
Unbilled revenue	12	355	105
Unissued credit notes	(138)	(485)	(1,094)
Provisions on trade receivables	(628)	(810)	(2,592)
Net trade receivables	$15,285	$20,926	$15,884

In the year ended December 31, 2018, the Company recorded unissued credit notes related to special customers programs such as rebates.
The movements in the provision for impairment of receivables were as follows:

	December 31,
	2016	2017	2018
	(in thousands)
At January 1,	$588	$628	$810
Charge for the year	40	182	1,782
At year end	$628	$810	$2,592

In the year ended December 31, 2018, the Company recognized a provision for impairment of $1,782,000 included in the Consolidated Statement of Operations in "General and administration". Trade receivables impaired are related primarily to significantly aged receivables, which the Company no longer expects to collect although still subject to enforcement.

As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2016	$15,285	$12,995	$412	$374	$1,494	$10
At December 31, 2017	$20,926	$12,746	$4,771	$1,036	$1,673	$700
At December 31, 2018	$15,884	$7,421	$5,155	$49	$471	$2,788

The Company does not assign credit risk rating grades to its trade receivables, but assess credit risk at the customer level.